Consolidated Income Statements - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net sales	$ 258,131	$ 249,945	$ 219,299
Cost of sales	(169,534)	(160,433)	(144,513)
Gross profit	88,597	89,512	74,786
Operating expenses	(56,026)	(53,969)	(47,910)
Operating earnings before other expenses, net	32,571	35,543	26,876
Other expenses, net	(3,815)	(1,670)	(3,032)
Operating earnings	28,756	33,873	23,844
Financial expense	(19,301)	(21,487)	(19,784)
Financial income and other items, net	3,616	4,489	(1,333)
Share of profit of equity accounted investees	588	688	737
Earnings before income tax	13,659	17,563	3,464
Income tax	(520)	(3,125)	(2,368)
Net income from continuing operations	13,139	14,438	1,096
Discontinued operations	3,499	768	1,028
CONSOLIDATED NET INCOME	16,638	15,206	2,124
Non-controlling interest net income	1,417	1,173	923
CONTROLLING INTEREST NET INCOME	$ 15,221	$ 14,033	$ 1,201
Basic earnings per share	$ 0.34	$ 0.32	$ 0.03
Basic earnings per share from continuing operations	0.26	0.30	0.01
Diluted earnings per share	0.34	0.32	0.03
Diluted earnings per share from continuing operations	$ 0.26	$ 0.30	$ 0.01